Consolidated Statements of Changes in Stockholders’ Equity (Parentheticals)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Treasury stock repurchased, shares	0	0	74,855